Cover	Apr. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610950
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	SYNEOS HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36730
Entity Tax Identification Number	27-3403111
Entity Address, Address Line One	1030 Sync Street
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-5468
City Area Code	919
Local Phone Number	876-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.01 par value per share
Trading Symbol	SYNH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false